Schedule of Investments(a)
Invesco DWA SmallCap Momentum ETF (DWAS)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-2.03%
Bandwidth, Inc., Class A(b)	14,268	$2,165,597
Gogo, Inc.(b)(c)	184,948	1,949,352
TechTarget, Inc.(b)	23,589	1,238,422
TrueCar, Inc.(b)	174,737	712,927
		6,066,298
Consumer Discretionary-23.59%
America’s Car-Mart, Inc.(b)	10,865	1,135,393
Bed Bath & Beyond, Inc.(c)	68,368	1,432,993
BJ’s Restaurants, Inc.	30,130	995,194
Boyd Gaming Corp.	32,933	1,267,591
Brinker International, Inc.	23,819	1,193,570
Camping World Holdings, Inc., Class A	47,943	1,469,453
CarParts.com, Inc.(b)(c)	255,932	3,856,895
Century Communities, Inc.(b)	23,425	1,042,413
Citi Trends, Inc.	40,130	1,360,006
Clarus Corp.	67,226	968,054
Collectors Universe, Inc.	23,434	1,807,933
Container Store Group, Inc. (The)(b)	135,457	1,259,750
Crocs, Inc.(b)	21,724	1,279,326
Del Taco Restaurants, Inc.(b)	114,285	1,011,422
Dick’s Sporting Goods, Inc.	16,831	956,169
Dine Brands Global, Inc.	16,795	1,057,581
Dorman Products, Inc.(b)	22,501	2,078,417
Duluth Holdings, Inc., Class B(b)(c)	76,696	1,127,431
Everi Holdings, Inc.(b)	118,690	1,262,862
Fossil Group, Inc.(b)	128,069	1,357,531
GameStop Corp., Class A(b)(c)	89,923	1,489,125
Golden Entertainment, Inc.(b)	68,468	1,139,992
Green Brick Partners, Inc.(b)	55,755	1,213,786
Hibbett Sports, Inc.(b)	24,767	1,019,410
Installed Building Products, Inc.(b)	10,154	1,003,418
Jack in the Box, Inc.	11,568	1,064,140
KB Home	23,379	822,941
Lands’ End, Inc.(b)	61,436	1,532,214
LGI Homes, Inc.(b)	8,415	909,241
M/I Homes, Inc.(b)	21,379	971,676
Meritage Homes Corp.(b)	8,835	796,475
Michaels Cos., Inc. (The)(b)	125,838	1,244,538
Monarch Casino & Resort, Inc.(b)	20,334	1,122,844
Murphy USA, Inc.	6,968	893,298
Nautilus, Inc.(b)	149,972	3,164,409
Overstock.com, Inc.(b)	47,909	3,233,378
Papa John’s International, Inc.	10,858	872,549
Purple Innovation, Inc.(b)	43,182	1,287,687
Red Rock Resorts, Inc., Class A	55,905	1,215,654
Scientific Games Corp.(b)	45,167	1,683,826
Sonic Automotive, Inc., Class A	24,077	972,229
Superior Group of Cos., Inc.	43,960	955,690
Taylor Morrison Home Corp., Class A(b)	37,886	957,758
Tupperware Brands Corp.(b)	131,835	4,436,248
Turtle Beach Corp.(b)(c)	53,908	1,007,541
Vista Outdoor, Inc.(b)	43,552	898,478
Workhorse Group, Inc.(b)(c)	113,251	2,873,178
XPEL, Inc.(b)(d)	69,001	2,613,758
Zumiez, Inc.(b)	33,108	1,227,976
		70,543,441
Consumer Staples-2.16%
Freshpet, Inc.(b)	30,605	4,189,213
	Shares	Value
Consumer Staples-(continued)
Medifast, Inc.	5,456	$1,113,788
Performance Food Group Co.(b)	26,772	1,161,369
		6,464,370
Energy-1.69%
CNX Resources Corp.(b)	86,014	809,392
EQT Corp.	65,889	980,428
Matador Resources Co.(b)	144,576	1,471,784
Renewable Energy Group, Inc.(b)	30,930	1,796,414
		5,058,018
Financials-5.38%
A-Mark Precious Metals, Inc.	36,558	1,118,309
Brightsphere Investment Group, Inc.	72,576	1,284,595
BRP Group, Inc., Class A(b)	36,655	1,079,490
eHealth, Inc.(b)	29,157	2,215,641
Green Dot Corp., Class A(b)	19,105	1,023,264
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,993	1,311,457
Mr. Cooper Group, Inc.(b)	46,823	1,248,301
NMI Holdings, Inc., Class A(b)	55,459	1,215,107
Ocwen Financial Corp.(b)	44,027	1,039,037
Palomar Holdings, Inc.(b)	16,538	1,093,162
PennyMac Financial Services, Inc.	18,791	1,083,113
PennyMac Mortgage Investment Trust	55,276	945,220
Trupanion, Inc.(b)	14,061	1,425,504
		16,082,200
Health Care-33.01%
AdaptHealth Corp.(b)	43,967	1,312,855
Albireo Pharma, Inc.(b)	26,239	976,353
Aldeyra Therapeutics, Inc.	134,996	949,022
Apellis Pharmaceuticals, Inc.(b)	29,516	1,391,384
Aquestive Therapeutics, Inc.(b)(c)	127,726	901,746
Arena Pharmaceuticals, Inc.(b)	12,813	843,992
Avid Bioservices, Inc.(b)	133,887	1,221,049
Axonics Modulation Technologies, Inc.(b)(c)	22,173	973,173
BioLife Solutions, Inc.(b)	35,060	1,261,809
BrainStorm Cell Therapeutics, Inc.(b)(c)	89,824	496,278
Castle Biosciences, Inc.(b)	19,215	913,865
Celldex Therapeutics, Inc.(b)(c)	158,540	3,567,150
Covetrus, Inc.(b)	44,452	1,200,871
CryoPort, Inc.(b)(c)	86,438	4,205,209
Cymabay Therapeutics, Inc.(b)	220,560	1,654,200
Denali Therapeutics, Inc.(b)	26,445	1,612,352
Equillium, Inc.(b)	149,844	779,189
Evolent Health, Inc., Class A(b)	77,641	1,128,124
Fluidigm Corp.(b)(c)	142,918	894,667
Forte Biosciences, Inc.(b)	22,266	782,205
Fulgent Genetics, Inc.(b)(c)	84,388	3,790,709
Halozyme Therapeutics, Inc.(b)	35,579	1,391,139
Heska Corp.(b)	30,089	3,761,125
Immunic, Inc.(b)	55,254	1,034,907
Immunovant, Inc.(b)	29,912	1,471,371
InfuSystem Holdings, Inc.(b)	198,480	3,175,680
Inovalon Holdings, Inc., Class A(b)	38,444	717,749
Insmed, Inc.(b)	28,510	1,112,175
Inspire Medical Systems, Inc.(b)	12,402	2,303,547
Invitae Corp.(b)(c)	24,287	1,205,850
iRhythm Technologies, Inc.(b)	4,834	1,181,961
IVERIC bio, Inc.(b)	336,582	2,295,489
Kura Oncology, Inc.(b)	32,804	1,190,785
Mersana Therapeutics, Inc.(b)	175,508	4,471,944
See accompanying notes which are an integral part of this schedule.

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Molecular Templates, Inc.(b)	90,437	$809,411
Morphic Holding, Inc.(b)	35,400	1,110,498
NanoString Technologies, Inc.(b)	20,646	1,024,867
Natera, Inc.(b)	14,803	1,306,661
Ocular Therapeutix, Inc.(b)	115,091	2,014,092
OptimizeRx Corp.(b)	48,386	1,278,358
Owens & Minor, Inc.	68,390	1,761,726
Pacific Biosciences of California, Inc.(b)	108,123	1,709,425
Pacira BioSciences, Inc.(b)	15,638	947,506
Paratek Pharmaceuticals, Inc.(b)(c)	151,570	938,218
Pennant Group, Inc. (The)(b)	24,584	1,246,163
Personalis, Inc.(b)	42,037	1,157,279
R1 RCM, Inc.(b)	151,983	3,082,215
Revance Therapeutics, Inc.(b)	34,548	833,989
Rocket Pharmaceuticals, Inc.(b)	39,407	1,220,041
Seres Therapeutics, Inc.(b)	78,711	2,173,211
Shockwave Medical, Inc.(b)	13,480	1,318,748
Silk Road Medical, Inc.(b)	13,652	782,260
SmileDirectClub, Inc.(b)(c)	84,500	1,039,350
Sorrento Therapeutics, Inc.(b)(c)	131,497	1,078,275
STAAR Surgical Co.(b)	41,071	2,927,130
Surgery Partners, Inc.(b)	50,244	1,227,461
Syndax Pharmaceuticals, Inc.(b)	69,204	1,603,457
TCR2 Therapeutics, Inc.(b)	47,296	1,288,580
TG Therapeutics, Inc.(b)	49,087	1,440,213
Tivity Health, Inc.(b)	69,732	1,285,161
Turning Point Therapeutics, Inc.(b)	11,611	1,236,572
Twist Bioscience Corp.(b)	15,237	1,702,582
Veracyte, Inc.(b)	55,257	3,012,059
		98,725,432
Industrials-15.11%
Advanced Drainage Systems, Inc.	16,354	1,140,691
Air Transport Services Group, Inc.(b)	42,777	1,314,965
Alamo Group, Inc.	9,805	1,330,735
Ameresco, Inc., Class A(b)	51,744	2,305,195
Arcosa, Inc.	21,267	1,103,545
Atlas Air Worldwide Holdings, Inc.(b)	15,912	888,049
Avis Budget Group, Inc.(b)	32,755	1,151,993
Bloom Energy Corp., Class A(b)	120,110	2,945,097
Builders FirstSource, Inc.(b)	37,745	1,412,040
Casella Waste Systems, Inc., Class A(b)	53,202	3,201,696
Chart Industries, Inc.(b)	14,068	1,454,068
CIRCOR International, Inc.(b)	35,889	1,186,849
Daseke, Inc.(b)	212,948	1,437,399
Dycom Industries, Inc.(b)	17,263	1,085,152
Gibraltar Industries, Inc.(b)	16,225	1,062,089
IES Holdings, Inc.(b)	29,722	1,096,147
Kadant, Inc.	9,395	1,201,714
Kratos Defense & Security Solutions, Inc.(b)	60,562	1,282,098
LSI Industries, Inc.	139,247	1,088,912
Meritor, Inc.(b)	46,454	1,226,386
Omega Flex, Inc.	16,666	2,361,906
Plug Power, Inc.(b)	212,540	5,608,931
Proto Labs, Inc.(b)	7,081	978,311
Rush Enterprises, Inc., Class A	28,549	1,094,283
Saia, Inc.(b)	9,532	1,663,715
Shyft Group, Inc. (The)	50,318	1,304,746
Triton International Ltd. (Bermuda)	23,550	1,065,873
Tutor Perini Corp.(b)	86,800	1,173,536
Vicor Corp.(b)	12,282	1,006,633
		45,172,754
	Shares	Value
Information Technology-11.99%
ACM Research, Inc., Class A(b)	23,727	$1,960,325
Agilysys, Inc.(b)	38,380	1,433,877
Appian Corp.(b)(c)	16,322	2,285,080
Calix, Inc.(b)	54,998	1,302,353
Cambium Networks Corp.(b)	62,638	1,694,984
Cerence, Inc.(b)	20,246	1,837,324
Digital Turbine, Inc.(b)	56,547	2,543,484
Domo, Inc., Class B(b)	25,211	957,766
Eastman Kodak Co.(b)(c)	128,713	982,080
eGain Corp.(b)	191,406	2,170,544
EVERTEC, Inc.	27,710	1,029,981
Limelight Networks, Inc.(b)(c)	150,362	666,104
Model N, Inc.(b)	29,758	1,025,461
PAR Technology Corp.(b)(c)	21,778	1,175,576
Perficient, Inc.(b)	22,229	1,012,086
Rapid7, Inc.(b)	20,176	1,511,989
SailPoint Technologies Holding, Inc.(b)	24,734	1,151,615
SiTime Corp.(b)	15,883	1,381,345
Sprout Social, Inc., Class A(b)	25,286	1,299,195
SPS Commerce, Inc.(b)	13,235	1,364,131
SVMK, Inc.(b)	41,142	875,502
Synaptics, Inc.(b)	11,824	919,552
TTEC Holdings, Inc.	17,490	1,183,373
Upland Software, Inc.(b)	36,257	1,658,758
Varonis Systems, Inc.(b)	8,162	984,664
Workiva, Inc.(b)	19,246	1,443,258
		35,850,407
Materials-2.07%
Chase Corp.	12,190	1,291,530
Coeur Mining, Inc.(b)	126,275	895,290
Hecla Mining Co.	211,885	1,012,810
Kraton Corp.(b)	53,870	1,454,490
Quaker Chemical Corp.	6,206	1,532,882
		6,187,002
Real Estate-2.95%
eXp World Holdings, Inc.(b)	34,572	1,843,725
Global Medical REIT, Inc.	305,912	4,187,935
Innovative Industrial Properties, Inc.	10,674	1,640,167
Realogy Holdings Corp.(b)	93,555	1,151,662
		8,823,489
Total Common Stocks & Other Equity Interests (Cost $235,160,043)		298,973,411
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f) (Cost $105,955)	105,955	105,955
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $235,265,998)		299,079,366
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.81%
Invesco Private Government Fund, 0.02%(e)(f)(g)	12,934,917	12,934,917

See accompanying notes which are an integral part of this schedule.

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(e)(f)(g)	19,396,556	$19,402,375
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,337,292)		32,337,292
TOTAL INVESTMENTS IN SECURITIES-110.83% (Cost $267,603,290)		331,416,658
OTHER ASSETS LESS LIABILITIES-(10.83)%		(32,393,127)
NET ASSETS-100.00%		$299,023,531
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2020 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$685,287	$(579,332)	$-	$-	$105,955	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	95,743	81,883	(177,626)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,112,455	42,550,108	(48,727,646)	-	-	12,934,917	1,467*
Invesco Private Prime Fund	6,370,917	33,515,702	(20,484,660)	1	415	19,402,375	3,641*
Total	$25,579,115	$76,832,980	$(69,969,264)	$1	$415	$32,443,247	$5,110

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Auto Components-11.36%
American Axle & Manufacturing Holdings, Inc.(b)	22,017	$175,255
Cooper Tire & Rubber Co.	9,802	389,434
Cooper-Standard Holdings, Inc.(b)	3,373	114,412
Dorman Products, Inc.(b)	5,628	519,858
Gentherm, Inc.(b)	6,363	361,800
LCI Industries	4,905	616,951
Motorcar Parts of America, Inc.(b)	3,796	76,376
Patrick Industries, Inc.	4,302	271,198
Standard Motor Products, Inc.	3,947	182,707
		2,707,991
Automobiles-1.46%
Winnebago Industries, Inc.	6,564	347,432
Distributors-1.15%
Core-Mark Holding Co., Inc.	8,793	274,254
Diversified Consumer Services-1.19%
American Public Education, Inc.(b)	2,872	89,147
Perdoceo Education Corp.(b)	13,434	152,342
Regis Corp.(b)(c)	4,835	41,049
		282,538
Hotels, Restaurants & Leisure-11.11%
BJ’s Restaurants, Inc.	4,328	142,954
Bloomin’ Brands, Inc.	15,556	272,230
Brinker International, Inc.	8,782	440,066
Cheesecake Factory, Inc. (The)(c)	8,154	305,612
Chuy’s Holdings, Inc.(b)	3,822	90,582
Dave & Buster’s Entertainment, Inc.(c)	9,229	233,678
Dine Brands Global, Inc.	3,224	203,015
El Pollo Loco Holdings, Inc.(b)	3,728	58,418
Fiesta Restaurant Group, Inc.(b)	3,471	40,784
Monarch Casino & Resort, Inc.(b)	2,475	136,670
Red Robin Gourmet Burgers, Inc.(b)(c)	3,102	62,381
Ruth’s Hospitality Group, Inc.	6,179	96,207
Shake Shack, Inc., Class A(b)(c)	6,932	566,067
		2,648,664
Household Durables-17.36%
Cavco Industries, Inc.(b)	1,663	299,357
Century Communities, Inc.(b)	5,655	251,647
Ethan Allen Interiors, Inc.	4,350	79,474
Installed Building Products, Inc.(b)	4,413	436,093
iRobot Corp.(b)(c)	5,434	426,189
La-Z-Boy, Inc.	8,960	331,878
LGI Homes, Inc.(b)	4,304	465,047
M.D.C. Holdings, Inc.	9,761	471,163
M/I Homes, Inc.(b)	5,560	252,702
Meritage Homes Corp.(b)	7,333	661,070
Tupperware Brands Corp.(b)	9,569	321,997
Universal Electronics, Inc.(b)	2,707	142,551
		4,139,168
Internet & Direct Marketing Retail-4.65%
Liquidity Services, Inc.(b)	5,233	49,766
PetMed Express, Inc.(c)	3,935	120,805
Shutterstock, Inc.	4,304	295,943
Stamps.com, Inc.(b)	3,429	642,800
		1,109,314
Leisure Products-7.36%
Callaway Golf Co.	18,335	389,619
Sturm Ruger & Co., Inc.	3,409	208,767
	Shares	Value
Leisure Products-(continued)
Vista Outdoor, Inc.(b)	11,307	$233,263
YETI Holdings, Inc.(b)	14,597	922,093
		1,753,742
Multiline Retail-4.10%
Big Lots, Inc.	6,955	359,365
Macy’s, Inc.(c)	60,455	617,245
		976,610
Specialty Retail-24.56%
Abercrombie & Fitch Co., Class A	12,239	253,837
America’s Car-Mart, Inc.(b)	1,234	128,953
Asbury Automotive Group, Inc.(b)	3,760	424,015
Barnes & Noble Education, Inc.(b)	6,018	21,845
Bed Bath & Beyond, Inc.(c)	24,574	515,071
Boot Barn Holdings, Inc.(b)	5,617	231,757
Buckle, Inc. (The)	5,566	149,280
Caleres, Inc.	7,739	91,088
Cato Corp. (The), Class A	4,119	33,199
Chico’s FAS, Inc.	23,930	36,134
Children’s Place, Inc. (The)(c)	2,830	121,633
Conn’s, Inc.(b)	3,838	42,544
Designer Brands, Inc., Class A	11,732	92,683
GameStop Corp., Class A(b)(c)	10,567	174,990
Genesco, Inc.(b)	2,791	87,554
Group 1 Automotive, Inc.	3,344	397,301
Guess?, Inc.	7,275	122,147
Haverty Furniture Cos., Inc., (Acquired 06/25/2020 - 11/02/2020; Cost $55,684)(d)	3,449	93,882
Hibbett Sports, Inc.(b)	3,217	132,412
Lumber Liquidators Holdings, Inc.(b)	5,606	161,901
MarineMax, Inc.(b)	4,206	138,125
Michaels Cos., Inc. (The)(b)(c)	14,314	141,565
Monro, Inc.	6,484	304,813
ODP Corp. (The)	10,349	296,706
Rent-A-Center, Inc.	9,434	319,058
Sally Beauty Holdings, Inc.(b)	21,949	252,414
Shoe Carnival, Inc.(c)	1,716	62,754
Signet Jewelers Ltd.	10,278	311,321
Sleep Number Corp.(b)	5,401	374,775
Sonic Automotive, Inc., Class A	4,744	191,563
Zumiez, Inc.(b)	4,049	150,177
		5,855,497
Textiles, Apparel & Luxury Goods-15.59%
Capri Holdings Ltd.(b)	29,322	1,037,412
Crocs, Inc.(b)	13,155	774,698
Fossil Group, Inc.(b)	9,318	98,771
G-III Apparel Group Ltd.(b)	8,397	171,047
Kontoor Brands, Inc.	9,120	380,030
Movado Group, Inc.	3,307	55,988
Oxford Industries, Inc.	3,252	181,429
Steven Madden Ltd.	15,067	474,159
Unifi, Inc.(b)	2,982	45,147
Vera Bradley, Inc.(b)	4,400	37,312
Wolverine World Wide, Inc.	15,964	460,721
		3,716,714
Total Common Stocks & Other Equity Interests (Cost $22,615,271)		23,811,924
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f) (Cost $17,049)	17,049	$17,049
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $22,632,320)		23,828,973
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.31%
Invesco Private Government Fund, 0.02%(e)(f)(g)	1,364,164	1,364,164
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(e)(f)(g)	2,045,632	$2,046,246
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,410,410)		3,410,410
TOTAL INVESTMENTS IN SECURITIES-114.27% (Cost $26,042,730)		27,239,383
OTHER ASSETS LESS LIABILITIES-(14.27)%		(3,401,425)
NET ASSETS-100.00%		$23,837,958

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$66,052	$(49,003)	$-	$-	$17,049	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	19,479	60,852	(80,331)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,965,473	2,152,327	(2,753,636)	-	-	1,364,164	137*
Invesco Private Prime Fund	655,171	3,051,493	(1,660,483)	-	65	2,046,246	327*
Total	$2,640,123	$5,330,724	$(4,543,453)	$-	$65	$3,427,459	$464

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Beverages-10.73%
Coca-Cola Consolidated, Inc.	5,382	$1,408,416
MGP Ingredients, Inc.	18,825	820,958
National Beverage Corp.(b)(c)	16,661	1,633,278
		3,862,652
Food & Staples Retailing-16.69%
Andersons, Inc. (The)	43,786	995,256
Chefs’ Warehouse, Inc. (The)(b)	46,384	1,068,919
PriceSmart, Inc.	20,050	1,629,664
SpartanNash Co.	51,130	965,334
United Natural Foods, Inc.(b)	78,027	1,345,966
		6,005,139
Food Products-29.26%
B&G Foods, Inc.(c)	81,398	2,253,911
Calavo Growers, Inc.	22,772	1,631,158
Cal-Maine Foods, Inc.(b)	37,234	1,456,966
Fresh Del Monte Produce, Inc.	43,232	1,097,661
J&J Snack Foods Corp.	18,935	2,752,960
John B. Sanfilippo & Son, Inc.	12,586	934,007
Seneca Foods Corp., Class A(b)	9,589	401,587
		10,528,250
Household Products-18.67%
Central Garden & Pet Co.(b)	12,313	493,013
Central Garden & Pet Co., Class A(b)	49,259	1,817,164
WD-40 Co.	17,332	4,407,701
		6,717,878
Personal Products-15.84%
Inter Parfums, Inc.	25,195	1,368,341
Medifast, Inc.	14,929	3,047,606
USANA Health Sciences, Inc.(b)	17,090	1,284,826
		5,700,773
	Shares	Value
Tobacco-8.73%
Universal Corp.	33,731	$1,535,097
Vector Group Ltd.	142,991	1,607,219
		3,142,316
Total Common Stocks & Other Equity Interests (Cost $37,319,104)		35,957,008

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $4,535)	4,535	4,535
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $37,323,639)		35,961,543
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.24%
Invesco Private Government Fund, 0.02%(d)(e)(f)	898,765	898,765
Invesco Private Prime Fund, 0.12%(d)(e)(f)	1,347,744	1,348,148
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,246,913)		2,246,913
TOTAL INVESTMENTS IN SECURITIES-106.17% (Cost $39,570,552)		38,208,456
OTHER ASSETS LESS LIABILITIES-(6.17)%		(2,220,739)
NET ASSETS-100.00%		$35,987,717

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$300,807	$(296,272)	$-	$-	$4,535	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,119	203,239	(206,358)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,923,102	2,344,809	(4,369,146)	-	-	898,765	227*
Invesco Private Prime Fund	1,177,233	2,414,364	(2,243,550)	-	101	1,348,148	487*
Total	$4,103,454	$5,263,219	$(7,115,326)	$-	$101	$2,251,448	$715

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
November 30, 2020
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Energy ETF (PSCE)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Energy Equipment & Services-43.60%
Archrock, Inc.	102,694	$797,932
Bristow Group, Inc.(b)	18,879	420,058
Core Laboratories N.V.	35,557	781,187
DMC Global, Inc.	11,805	482,234
Dril-Quip, Inc.(b)	28,025	796,471
Exterran Corp.(b)	19,870	84,250
Geospace Technologies Corp.(b)	10,922	67,826
Helix Energy Solutions Group, Inc.(b)	112,748	423,932
Helmerich & Payne, Inc.	85,909	1,956,148
Matrix Service Co.(b)	21,150	202,617
Nabors Industries Ltd.(c)	5,132	268,865
Oceaneering International, Inc.(b)	79,362	481,727
Oil States International, Inc.(b)	48,783	216,597
Patterson-UTI Energy, Inc.	149,797	645,625
ProPetro Holding Corp.(b)	64,520	372,280
RPC, Inc.(b)	46,427	143,924
US Silica Holdings, Inc.	59,062	255,148
		8,396,821
Oil, Gas & Consumable Fuels-56.42%
Bonanza Creek Energy, Inc.(b)	14,821	327,099
Callon Petroleum Co.(b)(c)	31,771	302,142
CONSOL Energy, Inc.(b)	20,809	110,080
Dorian LPG Ltd.(b)	26,921	294,246
Green Plains, Inc.(b)	26,788	395,927
Laredo Petroleum, Inc.(b)(c)	7,191	84,926
Matador Resources Co.(b)	87,789	893,692
Par Pacific Holdings, Inc.(b)	31,920	363,569
PBF Energy, Inc., Class A(c)	76,829	557,778
PDC Energy, Inc.(b)	79,612	1,331,113
Penn Virginia Corp.(b)	12,130	109,413
QEP Resources, Inc.	193,695	311,849
Range Resources Corp.	204,690	1,494,237
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Renewable Energy Group, Inc.(b)	31,407	$1,824,119
REX American Resources Corp.(b)	4,360	342,260
SM Energy Co.	85,085	359,909
Southwestern Energy Co.(b)	516,189	1,605,348
Talos Energy, Inc.(b)	18,677	159,875
		10,867,582
Total Common Stocks & Other Equity Interests (Cost $22,109,906)		19,264,403

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $529)	529	529
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $22,110,435)		19,264,932
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.27%
Invesco Private Government Fund, 0.02%(d)(e)(f)	483,073	483,073
Invesco Private Prime Fund, 0.12%(d)(e)(f)	724,392	724,609
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,207,682)		1,207,682
TOTAL INVESTMENTS IN SECURITIES-106.29% (Cost $23,318,117)		20,472,614
OTHER ASSETS LESS LIABILITIES-(6.29)%		(1,211,230)
NET ASSETS-100.00%		$19,261,384

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$74,758	$(74,229)	$-	$-	$529	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,793	74,626	(78,419)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	696,441	1,840,027	(2,053,395)	-	-	483,073	42*
Invesco Private Prime Fund	232,167	1,829,892	(1,337,465)	-	15	724,609	101*
Total	$932,401	$3,819,303	$(3,543,508)	$-	$15	$1,208,211	$143

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)
November 30, 2020
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Financials ETF (PSCF)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Banks-33.79%
Allegiance Bancshares, Inc.	2,390	$75,667
Ameris Bancorp	8,738	297,179
Banc of California, Inc.	5,633	74,919
BancFirst Corp.	2,370	128,525
BankUnited, Inc.	11,614	331,115
Banner Corp.	4,407	182,141
Berkshire Hills Bancorp, Inc.	6,411	105,140
Boston Private Financial Holdings, Inc.	10,458	74,879
Brookline Bancorp, Inc.	10,043	114,189
Cadence BanCorp	15,812	220,419
Central Pacific Financial Corp.	3,582	58,709
City Holding Co.	2,042	134,139
Columbia Banking System, Inc.	8,994	284,300
Community Bank System, Inc.	6,731	419,005
Customers Bancorp, Inc.(b)	3,689	62,307
CVB Financial Corp.	16,011	304,049
Dime Community Bancshares, Inc.	3,616	52,251
Eagle Bancorp, Inc.	4,032	148,297
FB Financial Corp.	3,909	124,775
First Bancorp (Puerto Rico)	27,379	217,389
First Bancorp/Southern Pines NC	3,841	120,531
First Commonwealth Financial Corp.	12,487	120,749
First Financial Bancorp	12,289	197,239
First Hawaiian, Inc.	16,325	357,844
First Midwest Bancorp, Inc.	14,330	200,477
Great Western Bancorp, Inc.	7,000	115,010
Hanmi Financial Corp.	3,900	38,025
Heritage Financial Corp.	4,568	106,297
Hope Bancorp, Inc.	15,419	146,172
Independent Bank Corp.	4,142	280,165
Independent Bank Group, Inc.	4,594	257,769
National Bank Holdings Corp., Class A	3,892	125,245
NBT Bancorp, Inc.	5,466	163,707
OFG Bancorp (Puerto Rico)	6,532	109,411
Old National Bancorp	20,754	328,536
Pacific Premier Bancorp, Inc.	11,863	341,892
Park National Corp.	1,781	180,077
Preferred Bank	1,725	63,428
Renasant Corp.	7,054	217,757
S&T Bancorp, Inc.	4,995	111,838
Seacoast Banking Corp. of Florida(b)	6,640	167,727
ServisFirst Bancshares, Inc.	5,887	222,411
Simmons First National Corp., Class A	13,691	266,975
Southside Bancshares, Inc.	3,994	117,424
Tompkins Financial Corp.	1,540	97,959
Triumph Bancorp, Inc.(b)	2,879	130,822
United Community Banks, Inc.	10,859	259,639
Veritex Holdings, Inc.	6,317	137,016
Westamerica Bancorporation	3,385	186,581
		8,578,117
Capital Markets-3.73%
Blucora, Inc.(b)	6,113	79,714
Brightsphere Investment Group, Inc.	7,644	135,299
Donnelley Financial Solutions, Inc.(b)	3,833	62,440
Greenhill & Co., Inc.	1,862	24,243
Piper Sandler Cos.	1,721	158,625
StoneX Group, Inc.(b)	2,070	127,553
Virtus Investment Partners, Inc.	904	161,707
	Shares	Value
Capital Markets-(continued)
Waddell & Reed Financial, Inc., Class A	8,293	$136,503
WisdomTree Investments, Inc.	14,305	61,225
		947,309
Consumer Finance-3.65%
Encore Capital Group, Inc.(b)	3,989	136,184
Enova International, Inc.(b)	4,526	94,639
EZCORP, Inc., Class A(b)	6,631	33,752
Green Dot Corp., Class A(b)	6,713	359,548
PRA Group, Inc.(b)	5,721	238,165
World Acceptance Corp.(b)(c)	578	65,262
		927,550
Equity REITs-30.34%
Acadia Realty Trust	10,790	153,218
Agree Realty Corp.	6,777	446,604
Alexander & Baldwin, Inc.	9,050	141,632
American Assets Trust, Inc.	6,250	179,312
Armada Hoffler Properties, Inc.	7,371	78,206
Brandywine Realty Trust	21,420	238,405
CareTrust REIT, Inc.	12,030	233,743
Chatham Lodging Trust	5,974	65,774
Community Healthcare Trust, Inc.	2,716	122,655
CoreCivic, Inc.	15,222	107,924
DiamondRock Hospitality Co.	24,988	187,910
Diversified Healthcare Trust	30,278	133,526
Easterly Government Properties, Inc.	10,004	216,687
Essential Properties Realty Trust, Inc.	12,803	262,974
Four Corners Property Trust, Inc.	8,830	247,328
Franklin Street Properties Corp.	12,292	57,035
GEO Group, Inc. (The)	16,086	152,013
Getty Realty Corp.	4,480	127,187
Global Net Lease, Inc.	11,235	187,512
Hersha Hospitality Trust	4,772	38,653
Independence Realty Trust, Inc.	11,878	152,989
Industrial Logistics Properties Trust	8,182	177,795
Innovative Industrial Properties, Inc.	2,729	419,338
Investors Real Estate Trust	1,633	113,330
iStar, Inc.(c)	9,560	134,796
Kite Realty Group Trust	10,717	154,325
Lexington Realty Trust	34,798	355,288
LTC Properties, Inc.	4,927	182,496
Mack-Cali Realty Corp.	10,965	149,782
National Storage Affiliates Trust	7,783	264,466
NexPoint Residential Trust, Inc.	2,782	123,270
Office Properties Income Trust	6,135	140,185
Retail Opportunity Investments Corp.	14,810	192,234
Retail Properties of America, Inc., Class A	26,863	217,590
RPT Realty	10,299	75,492
Safehold, Inc.(c)	1,757	119,599
Saul Centers, Inc.	1,624	50,669
SITE Centers Corp.	18,900	190,701
Summit Hotel Properties, Inc.	13,450	116,880
Tanger Factory Outlet Centers, Inc.(c)	11,896	112,417
Uniti Group, Inc.	24,397	250,801
Universal Health Realty Income Trust	1,630	98,501
Urstadt Biddle Properties, Inc., Class A	3,817	53,591
Washington REIT	10,339	239,968
Whitestone REIT	5,067	38,104
Xenia Hotels & Resorts, Inc.	14,246	200,726
		7,703,631
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Insurance-13.62%
Ambac Financial Group, Inc.(b)	5,830	$85,351
American Equity Investment Life Holding Co.	11,558	303,744
AMERISAFE, Inc.	2,459	134,581
Assured Guaranty Ltd.	10,498	316,305
eHealth, Inc.(b)	3,234	245,752
Employers Holdings, Inc.	3,724	113,619
HCI Group, Inc.	782	40,781
Horace Mann Educators Corp.	5,184	206,945
James River Group Holdings Ltd.	3,831	174,617
Kinsale Capital Group, Inc.	2,671	641,467
Palomar Holdings, Inc.(b)	2,718	179,660
ProAssurance Corp.	6,859	109,127
Safety Insurance Group, Inc.	1,820	129,675
Stewart Information Services Corp.	3,342	139,930
Third Point Reinsurance Ltd. (Bermuda)(b)	10,388	99,101
Trupanion, Inc.(b)	4,078	413,428
United Fire Group, Inc.	2,738	59,880
United Insurance Holdings Corp.	2,706	11,988
Universal Insurance Holdings, Inc.	3,688	51,484
		3,457,435
Mortgage REITs-4.42%
Apollo Commercial Real Estate Finance, Inc.	17,046	183,756
ARMOUR Residential REIT, Inc.	8,232	87,095
Capstead Mortgage Corp.	12,276	69,114
Granite Point Mortgage Trust, Inc.	7,027	65,070
Invesco Mortgage Capital, Inc., (Acquired 11/21/2017; Cost $373,853)(c)(d)(e)	23,073	76,602
KKR Real Estate Finance Trust, Inc.(c)	3,459	63,058
New York Mortgage Trust, Inc.(c)	48,068	168,959
PennyMac Mortgage Investment Trust	12,454	212,963
Ready Capital Corp.	5,236	67,754
Redwood Trust, Inc.	14,627	126,523
		1,120,894
Real Estate Management & Development-1.93%
Marcus & Millichap, Inc.(b)	3,052	109,414
RE/MAX Holdings, Inc., Class A	2,307	72,209
Realogy Holdings Corp.(b)	14,463	178,039
St. Joe Co. (The)	3,970	131,050
		490,712
	Shares	Value
Thrifts & Mortgage Finance-8.38%
Axos Financial, Inc.(b)	6,496	$217,616
Capitol Federal Financial, Inc.	16,506	203,354
Flagstar Bancorp, Inc.	6,434	225,448
HomeStreet, Inc.	2,888	93,427
Meta Financial Group, Inc.	4,331	143,356
Mr. Cooper Group, Inc.(b)	9,129	243,379
NMI Holdings, Inc., Class A(b)	10,641	233,144
Northfield Bancorp, Inc.	6,083	67,704
Northwest Bancshares, Inc.	16,053	189,907
Provident Financial Services, Inc.	9,312	145,919
TrustCo Bank Corp.	12,271	74,485
Walker & Dunlop, Inc.	3,634	290,756
		2,128,495
Total Common Stocks & Other Equity Interests (Cost $29,439,348)		25,354,143

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(f) (Cost $7,896)	7,896	7,896
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $29,447,244)		25,362,039
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.46%
Invesco Private Government Fund, 0.02%(d)(f)(g)	250,034	250,034
Invesco Private Prime Fund, 0.12%(d)(f)(g)	374,939	375,052
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $625,086)		625,086
TOTAL INVESTMENTS IN SECURITIES-102.35% (Cost $30,072,330)		25,987,125
OTHER ASSETS LESS LIABILITIES-(2.35)%		(596,713)
NET ASSETS-100.00%		$25,390,412

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$86,109	$1,129	$(44,957)	$113,507	$(79,186)	$76,602	$1,339
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
November 30, 2020
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$302,435	$(294,539)	$-	$-	$7,896	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	12,423	272,028	(284,451)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	812,376	1,727,095	(2,289,437)	-	-	250,034	65*
Invesco Private Prime Fund	270,798	1,297,914	(1,193,692)	-	32	375,052	131*
Total	$1,181,706	$3,600,601	$(4,107,076)	$113,507	$(79,154)	$709,584	$1,536

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Health Care ETF (PSCH)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Biotechnology-10.78%
Anika Therapeutics, Inc.(b)	63,974	$2,418,217
Coherus Biosciences, Inc.(b)	283,210	5,228,057
Cytokinetics, Inc.(b)	317,483	5,333,714
Eagle Pharmaceuticals, Inc.(b)	54,533	2,481,251
Enanta Pharmaceuticals, Inc.(b)	80,441	3,314,169
Myriad Genetics, Inc.(b)	336,414	5,900,702
REGENXBIO, Inc.(b)	134,492	4,685,701
Spectrum Pharmaceuticals, Inc.(b)	656,239	3,090,886
Vanda Pharmaceuticals, Inc.(b)	246,093	3,004,796
Xencor, Inc.(b)	257,765	10,908,615
		46,366,108
Health Care Equipment & Supplies-25.53%
AngioDynamics, Inc.(b)	170,542	2,425,107
Cardiovascular Systems, Inc.(b)	178,630	6,155,590
CONMED Corp.	128,655	13,108,658
CryoLife, Inc.(b)	170,474	3,549,269
Cutera, Inc.(b)	79,226	1,982,235
Glaukos Corp.(b)	201,171	13,575,019
Heska Corp.(b)	39,974	4,996,750
Inogen, Inc.(b)	82,472	2,892,293
Integer Holdings Corp.(b)	147,918	10,663,409
Invacare Corp.	154,962	1,321,826
Lantheus Holdings, Inc.(b)	300,859	3,959,304
LeMaitre Vascular, Inc.	75,598	2,977,805
Meridian Bioscience, Inc.(b)	193,012	3,647,927
Merit Medical Systems, Inc.(b)	219,862	12,107,800
Mesa Laboratories, Inc.	21,830	5,932,521
Natus Medical, Inc.(b)	152,521	3,190,739
OraSure Technologies, Inc.(b)	322,225	3,866,700
Orthofix Medical, Inc.(b)	87,034	3,199,370
SurModics, Inc.(b)	61,443	2,300,426
Tactile Systems Technology, Inc.(b)	87,416	3,768,504
Varex Imaging Corp.(b)	175,874	2,933,578
Zynex, Inc.(b)(c)	87,518	1,221,751
		109,776,581
Health Care Providers & Services-33.76%
Addus HomeCare Corp.(b)	67,012	6,650,941
AMN Healthcare Services, Inc.(b)	211,587	13,787,009
BioTelemetry, Inc.(b)	153,935	8,529,538
Community Health Systems, Inc.(b)	506,326	4,141,747
CorVel Corp.(b)	41,182	3,687,848
Covetrus, Inc.(b)	442,008	11,940,846
Cross Country Healthcare, Inc.(b)	157,318	1,368,667
Ensign Group, Inc. (The)	227,603	16,357,828
Fulgent Genetics, Inc.(b)(c)	53,099	2,385,207
Hanger, Inc.(b)	171,568	3,892,878
Magellan Health, Inc.(b)	101,434	8,018,358
MEDNAX, Inc.(b)	384,835	7,777,515
Owens & Minor, Inc.	325,369	8,381,506
Pennant Group, Inc. (The)(b)	113,399	5,748,195
Providence Service Corp. (The)(b)	55,042	7,474,153
R1 RCM, Inc.(b)	520,451	10,554,746
RadNet, Inc.(b)	192,761	3,589,210
Select Medical Holdings Corp.(b)	482,639	11,631,600
Tivity Health, Inc.(b)	168,373	3,103,114
US Physical Therapy, Inc.	57,832	6,142,915
		145,163,821
	Shares	Value
Health Care Technology-13.49%
Allscripts Healthcare Solutions, Inc.(b)	733,848	$10,039,041
Computer Programs & Systems, Inc.	56,852	1,616,302
HealthStream, Inc.(b)	115,269	2,153,225
HMS Holdings Corp.(b)	398,596	12,523,886
NextGen Healthcare, Inc.(b)	249,174	4,420,347
Omnicell, Inc.(b)	192,561	20,190,021
Simulations Plus, Inc.	68,141	3,813,852
Tabula Rasa HealthCare, Inc.(b)(c)	94,083	3,242,100
		57,998,774
Life Sciences Tools & Services-6.58%
Luminex Corp.	194,158	4,607,369
NeoGenomics, Inc.(b)	497,270	23,660,107
		28,267,476
Pharmaceuticals-9.86%
Amphastar Pharmaceuticals, Inc.(b)	164,648	2,924,148
ANI Pharmaceuticals, Inc.(b)	43,216	1,277,465
Corcept Therapeutics, Inc.(b)	468,321	10,602,787
Endo International PLC(b)	1,034,860	5,257,089
Innoviva, Inc.(b)	283,072	2,959,518
Lannett Co., Inc.(b)	153,627	946,342
Pacira BioSciences, Inc.(b)	192,467	11,661,576
Phibro Animal Health Corp., Class A	91,357	1,725,734
Supernus Pharmaceuticals, Inc.(b)	237,145	5,051,188
		42,405,847
Total Common Stocks & Other Equity Interests (Cost $437,188,664)		429,978,607

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $79,736)	79,736	79,736
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $437,268,400)		430,058,343
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.92%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,299,881	3,299,881
Invesco Private Prime Fund, 0.12%(d)(e)(f)	4,948,337	4,949,822
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,249,703)		8,249,703
TOTAL INVESTMENTS IN SECURITIES-101.94% (Cost $445,518,103)		438,308,046
OTHER ASSETS LESS LIABILITIES-(1.94)%		(8,322,676)
NET ASSETS-100.00%		$429,985,370

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
November 30, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,226,894	$(2,147,158)	$-	$-	$79,736	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,338,219	10,749,517	(21,787,855)	-	-	3,299,881	802*
Invesco Private Prime Fund	4,779,495	11,412,125	(11,242,172)	-	374	4,949,822	1,678*
Total	$19,117,714	$24,388,536	$(35,177,185)	$-	$374	$8,329,439	$2,482

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Industrials ETF (PSCI)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Aerospace & Defense-8.88%
AAR Corp.	12,733	$361,235
Aerojet Rocketdyne Holdings, Inc.(b)	28,132	1,052,981
AeroVironment, Inc.(b)	8,433	720,094
Cubic Corp.	12,103	708,751
Kaman Corp.	10,636	556,156
Moog, Inc., Class A	11,541	892,812
National Presto Industries, Inc.	2,014	171,291
Park Aerospace Corp.	7,271	92,560
Triumph Group, Inc.	20,194	265,955
		4,821,835
Air Freight & Logistics-4.33%
Atlas Air Worldwide Holdings, Inc.(b)	10,044	560,555
Echo Global Logistics, Inc.(b)	10,321	293,013
Forward Air Corp.	10,810	789,887
Hub Group, Inc., Class A(b)	12,943	706,947
		2,350,402
Airlines-3.75%
Allegiant Travel Co.	4,999	850,780
Hawaiian Holdings, Inc.	17,646	357,508
SkyWest, Inc.	19,383	832,112
		2,040,400
Building Products-11.34%
AAON, Inc.	15,685	1,021,564
American Woodmark Corp.(b)	6,530	571,440
Apogee Enterprises, Inc.	10,222	268,225
Gibraltar Industries, Inc.(b)	12,524	819,821
Griffon Corp.	17,222	359,079
Insteel Industries, Inc.	7,470	172,781
PGT Innovations, Inc.(b)	22,639	421,538
Quanex Building Products Corp.	12,723	262,094
Resideo Technologies, Inc.(b)	54,031	999,033
UFP Industries, Inc.	23,541	1,262,975
		6,158,550
Commercial Services & Supplies-10.13%
ABM Industries, Inc.	25,648	987,448
Brady Corp., Class A	18,707	826,475
Deluxe Corp.	16,078	413,848
Harsco Corp.(b)	30,313	513,805
Interface, Inc.	22,706	189,482
Matthews International Corp., Class A	11,983	320,306
Pitney Bowes, Inc.	66,406	378,514
RR Donnelley & Sons Co.	27,691	38,767
Team, Inc.(b)	11,878	103,457
UniFirst Corp.	5,868	1,084,876
US Ecology, Inc.	12,102	410,137
Viad Corp.	7,913	237,153
		5,504,268
Construction & Engineering-4.88%
Aegion Corp.(b)	11,935	204,685
Arcosa, Inc.	18,597	964,998
Comfort Systems USA, Inc.	14,086	709,794
Granite Construction, Inc.	17,940	441,683
MYR Group, Inc.(b)	6,426	328,561
		2,649,721
Electrical Equipment-2.96%
AZZ, Inc.	10,063	448,709
Encore Wire Corp.	7,919	409,175
	Shares	Value
Electrical Equipment-(continued)
Powell Industries, Inc.	3,423	$88,416
Vicor Corp.(b)	8,063	660,843
		1,607,143
Industrial Conglomerates-0.64%
Raven Industries, Inc.	13,748	346,725
Machinery-34.55%
Alamo Group, Inc.	3,783	513,429
Albany International Corp., Class A	11,865	813,109
Astec Industries, Inc.	8,684	503,672
Barnes Group, Inc.	17,884	822,843
Chart Industries, Inc.(b)(c)	13,566	1,402,182
CIRCOR International, Inc.(b)	7,756	256,491
Enerpac Tool Group Corp.	22,964	514,164
EnPro Industries, Inc.	7,884	558,266
ESCO Technologies, Inc.	10,017	990,681
Federal Signal Corp.	23,337	724,147
Franklin Electric Co., Inc.	14,755	997,291
Greenbrier Cos., Inc. (The)	12,560	419,127
Hillenbrand, Inc.	28,756	1,077,487
John Bean Technologies Corp.	12,215	1,350,490
Lindsay Corp.	4,159	481,695
Lydall, Inc.(b)	6,543	179,278
Meritor, Inc.(b)	27,920	737,088
Mueller Industries, Inc.	21,932	718,492
Proto Labs, Inc.(b)	10,283	1,420,699
SPX Corp.(b)	17,264	884,435
SPX FLOW, Inc.(b)	16,319	874,372
Standex International Corp.	4,749	358,360
Tennant Co.	7,090	476,164
Titan International, Inc.	19,375	97,263
Wabash National Corp.	20,296	358,833
Watts Water Technologies, Inc., Class A	10,564	1,237,573
		18,767,631
Marine-2.22%
Matson, Inc.	16,575	963,505
SEACOR Holdings, Inc.(b)	7,365	244,665
		1,208,170
Professional Services-6.57%
Exponent, Inc.	19,874	1,649,741
Forrester Research, Inc.(b)	4,250	175,950
Heidrick & Struggles International, Inc.	7,501	195,776
Kelly Services, Inc., Class A	13,026	266,512
Korn Ferry	21,734	870,229
Resources Connection, Inc.	11,717	141,893
TrueBlue, Inc.(b)	13,984	267,094
		3,567,195
Road & Rail-5.37%
ArcBest Corp.	9,766	409,293
Heartland Express, Inc.	19,032	351,712
Marten Transport Ltd.	22,519	397,010
Saia, Inc.(b)	10,069	1,757,443
		2,915,458
Trading Companies & Distributors-4.25%
Applied Industrial Technologies, Inc.	14,900	1,168,607
DXP Enterprises, Inc.(b)	6,343	133,584
Foundation Building Materials, Inc.(b)	8,714	167,657
GMS, Inc.(b)	16,411	512,515
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Trading Companies & Distributors-(continued)
NOW, Inc.(b)	42,420	$236,704
Veritiv Corp.(b)	4,808	89,333
		2,308,400
Total Common Stocks & Other Equity Interests (Cost $52,026,388)		54,245,898

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $16,285)	16,285	16,285
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $52,042,673)		54,262,183
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.73%
Invesco Private Government Fund, 0.02%(d)(e)(f)	593,560	$593,560
Invesco Private Prime Fund, 0.12%(d)(e)(f)	890,073	890,340
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,483,900)		1,483,900
TOTAL INVESTMENTS IN SECURITIES-102.63% (Cost $53,526,573)		55,746,083
OTHER ASSETS LESS LIABILITIES-(2.63)%		(1,430,527)
NET ASSETS-100.00%		$54,315,556

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$111,868	$(95,583)	$-	$-	$16,285	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	17,286	64,588	(81,874)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,689,508	(1,095,948)	-	-	593,560	3*
Invesco Private Prime Fund	-	2,004,512	(1,114,172)	-	-	890,340	12*
Total	$17,286	$3,870,476	$(2,387,577)	$-	$-	$1,500,185	$15

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Information Technology ETF (PSCT)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communications Equipment-7.27%
ADTRAN, Inc.	115,009	$1,453,139
Applied Optoelectronics, Inc.(b)(c)	51,560	428,464
CalAmp Corp.(b)	82,411	751,588
Comtech Telecommunications Corp.	59,315	1,130,544
Digi International, Inc.(b)	69,635	1,194,937
Extreme Networks, Inc.(b)	293,879	1,651,600
Harmonic, Inc.(b)	233,648	1,525,721
NETGEAR, Inc.(b)	71,719	2,281,381
Plantronics, Inc.	88,921	2,429,322
Viavi Solutions, Inc.(b)	547,549	7,416,551
		20,263,247
Electronic Equipment, Instruments & Components-25.88%
Arlo Technologies, Inc.(b)	187,384	985,640
Badger Meter, Inc.	69,830	5,756,785
Bel Fuse, Inc., Class B	25,579	374,988
Benchmark Electronics, Inc.	87,437	2,126,468
CTS Corp.	77,384	2,357,117
Daktronics, Inc.	87,734	395,680
ePlus, Inc.(b)	32,666	2,754,070
Fabrinet (Thailand)(b)	88,121	6,019,546
FARO Technologies, Inc.(b)	42,835	2,832,250
Insight Enterprises, Inc.(b)	84,110	6,012,183
Itron, Inc.(b)	96,725	7,603,552
Knowles Corp.(b)	219,769	3,731,678
Methode Electronics, Inc.	90,002	3,151,870
MTS Systems Corp.	46,818	1,640,035
OSI Systems, Inc.(b)	40,483	3,566,552
PC Connection, Inc.	26,652	1,216,664
Plexus Corp.(b)	70,139	5,240,085
Rogers Corp.(b)	44,931	6,600,813
Sanmina Corp.(b)	162,512	5,170,319
ScanSource, Inc.(b)	60,823	1,526,657
TTM Technologies, Inc.(b)	238,028	3,108,646
		72,171,598
IT Services-15.15%
Cardtronics PLC, Class A(b)	85,333	2,071,885
CSG Systems International, Inc.	79,339	3,441,726
EVERTEC, Inc. (Puerto Rico)	143,045	5,316,983
ExlService Holdings, Inc.(b)	81,960	6,823,989
ManTech International Corp., Class A	65,103	5,010,978
NIC, Inc.	160,731	3,766,731
Perficient, Inc.(b)	79,738	3,630,471
Sykes Enterprises, Inc.(b)	96,057	3,614,625
TTEC Holdings, Inc.	43,946	2,973,386
Unisys Corp.(b)	151,128	2,203,446
Virtusa Corp.(b)	68,184	3,414,655
		42,268,875
Semiconductors & Semiconductor Equipment-30.32%
Advanced Energy Industries, Inc.(b)	91,927	8,867,278
Axcelis Technologies, Inc.(b)	80,257	2,165,334
Brooks Automation, Inc.	176,891	12,911,274
CEVA, Inc.(b)	53,459	2,099,869
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Cohu, Inc.	100,394	$2,850,186
Diodes, Inc.(b)	100,682	6,842,349
DSP Group, Inc.(b)	53,383	898,436
FormFactor, Inc.(b)	184,804	7,576,964
Ichor Holdings Ltd.(b)	55,292	1,763,815
Kulicke & Soffa Industries, Inc. (Singapore)	148,304	4,515,857
MaxLinear, Inc.(b)	159,562	4,986,312
Onto Innovation, Inc.(b)	117,065	5,175,444
PDF Solutions, Inc.(b)	70,066	1,546,356
Photronics, Inc.(b)	157,374	1,823,965
Power Integrations, Inc.	143,346	10,233,471
Rambus, Inc.(b)	272,779	4,288,086
SMART Global Holdings, Inc.(b)	33,428	1,025,905
Ultra Clean Holdings, Inc.(b)	95,689	3,027,600
Veeco Instruments, Inc.(b)	118,997	1,977,730
		84,576,231
Software-19.79%
8x8, Inc.(b)	249,972	4,941,947
Agilysys, Inc.(b)	49,034	1,831,910
Alarm.com Holdings, Inc.(b)	106,863	8,111,970
Bottomline Technologies (DE), Inc.(b)	92,824	4,236,487
Ebix, Inc.(c)	56,341	1,916,158
LivePerson, Inc.(b)	147,590	8,622,208
MicroStrategy, Inc., Class A(b)	17,371	5,954,258
OneSpan, Inc.(b)	81,276	1,607,639
Progress Software Corp.	108,004	4,330,960
SPS Commerce, Inc.(b)	84,243	8,682,926
Xperi Holding Corp.	260,134	4,963,357
		55,199,820
Technology Hardware, Storage & Peripherals-1.59%
3D Systems Corp.(b)(c)	290,505	2,658,121
Diebold Nixdorf, Inc.(b)	186,281	1,764,081
		4,422,202
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $228,217,132)		278,901,973
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.81%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,017,077	2,017,077
Invesco Private Prime Fund, 0.12%(d)(e)(f)	3,024,708	3,025,615
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,042,692)		5,042,692
TOTAL INVESTMENTS IN SECURITIES-101.81% (Cost $233,259,824)		283,944,665
OTHER ASSETS LESS LIABILITIES-(1.81)%		(5,036,263)
NET ASSETS-100.00%		$278,908,402

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
November 30, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$168,915	$(168,915)	$-	$-	$-	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	13,058	82,479	(95,537)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,815,934	3,818,288	(4,617,145)	-	-	2,017,077	150*
Invesco Private Prime Fund	938,669	3,981,995	(1,895,104)	-	55	3,025,615	385*
Total	$3,767,661	$8,051,677	$(6,776,701)	$-	$55	$5,042,692	$536

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Materials ETF (PSCM)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Chemicals-52.78%
AdvanSix, Inc.(b)	5,381	$95,620
American Vanguard Corp.	5,099	77,301
Balchem Corp.	6,220	644,952
Ferro Corp.(b)	15,865	227,028
FutureFuel Corp.	4,954	59,398
GCP Applied Technologies, Inc.(b)	9,289	218,199
H.B. Fuller Co.	9,918	519,009
Hawkins, Inc.	1,823	91,478
Innospec, Inc.	4,597	378,287
Koppers Holdings, Inc.(b)	4,040	109,363
Kraton Corp.(b)	6,146	165,942
Livent Corp.(b)(c)	28,197	427,748
Quaker Chemical Corp.	2,533	625,651
Rayonier Advanced Materials, Inc.(b)	12,163	78,695
Stepan Co.	4,094	475,559
Tredegar Corp.	4,954	78,323
Trinseo S.A.	7,379	280,328
		4,552,881
Construction Materials-1.25%
US Concrete, Inc.(b)	3,041	107,895
Containers & Packaging-1.35%
Myers Industries, Inc.	6,874	116,789
Metals & Mining-32.84%
Allegheny Technologies, Inc.(b)	24,421	329,439
Arconic Corp.(b)	18,671	513,639
Carpenter Technology Corp.	9,252	226,119
Century Aluminum Co.(b)	9,622	97,664
Cleveland-Cliffs, Inc.(c)	76,761	845,139
Haynes International, Inc.	2,411	51,089
Kaiser Aluminum Corp.	3,050	237,839
Materion Corp.	3,917	228,361
Olympic Steel, Inc.	1,742	25,851
SunCoke Energy, Inc.	15,892	71,514
TimkenSteel Corp.(b)	7,265	34,218
Warrior Met Coal, Inc.	9,874	172,005
		2,832,877
	Shares	Value
Paper & Forest Products-11.64%
Boise Cascade Co.	7,556	$326,797
Clearwater Paper Corp.(b)	3,183	111,119
Glatfelter Corp.	8,520	137,002
Mercer International, Inc. (Germany)	7,590	62,162
Neenah, Inc.	3,226	156,493
Schweitzer-Mauduit International, Inc., Class A	6,045	210,245
		1,003,818
Total Common Stocks & Other Equity Interests (Cost $8,775,813)		8,614,260

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $3,738)	3,738	3,738
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $8,779,551)		8,617,998
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.63%
Invesco Private Government Fund, 0.02%(d)(e)(f)	539,126	539,126
Invesco Private Prime Fund, 0.12%(d)(e)(f)	808,447	808,689
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,347,815)		1,347,815
TOTAL INVESTMENTS IN SECURITIES-115.53% (Cost $10,127,366)		9,965,813
OTHER ASSETS LESS LIABILITIES-(15.53)%		(1,339,563)
NET ASSETS-100.00%		$8,626,250

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$54,035	$(50,297)	$-	$-	$3,738	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	49,379	(49,379)	-	-	-	-
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
November 30, 2020
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$463,942	$1,925,567	$(1,850,383)	$-	$-	$539,126	$41*
Invesco Private Prime Fund	154,653	1,812,029	(1,158,009)	-	16	808,689	103*
Total	$618,595	$3,841,010	$(3,108,068)	$-	$16	$1,351,553	$144

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.30%
Diversified Telecommunication Services-30.95%
ATN International, Inc.	10,282	$503,201
Cincinnati Bell, Inc.(b)	47,263	718,870
Cogent Communications Holdings, Inc.	24,114	1,401,988
Consolidated Communications Holdings, Inc.(b)	68,243	382,161
Iridium Communications, Inc.(b)	66,807	2,143,837
Vonage Holdings Corp.(b)	68,477	880,614
		6,030,671
Entertainment-6.81%
Glu Mobile, Inc.(b)	106,125	1,072,924
Marcus Corp. (The)(c)	21,634	253,983
		1,326,907
Gas Utilities-16.47%
Chesapeake Utilities Corp.	15,375	1,599,154
Northwest Natural Holding Co.	15,978	765,666
South Jersey Industries, Inc.	36,708	845,018
		3,209,838
Interactive Media & Services-4.14%
QuinStreet, Inc.(b)	45,177	806,184
Media-17.17%
E.W. Scripps Co. (The), Class A	53,223	679,125
Gannett Co., Inc.(c)	121,024	343,708
Meredith Corp.	37,621	765,587
Scholastic Corp.	27,912	662,073
TechTarget, Inc.(b)	17,073	896,333
		3,346,826
Multi-Utilities-4.13%
Avista Corp.	21,447	804,691
	Shares	Value
Water Utilities-12.30%
American States Water Co.	21,131	$1,559,890
California Water Service Group	16,899	836,163
		2,396,053
Wireless Telecommunication Services-7.33%
Shenandoah Telecommunications Co.	28,562	1,269,295
Spok Holdings, Inc.	16,283	160,062
		1,429,357
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.30% (Cost $21,090,066)		19,350,527
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.51%
Invesco Private Government Fund, 0.02%(d)(e)(f)	117,443	117,443
Invesco Private Prime Fund, 0.12%(d)(e)(f)	176,112	176,165
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $293,608)		293,608
TOTAL INVESTMENTS IN SECURITIES-100.81% (Cost $21,383,674)		19,644,135
OTHER ASSETS LESS LIABILITIES-(0.81)%		(157,936)
NET ASSETS-100.00%		$19,486,199

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$106,790	$(106,790)	$-	$-	$-	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	11,301	78,004	(89,305)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	557,235	315,134	(754,926)	-	-	117,443	2*
Invesco Private Prime Fund	185,746	424,370	(433,951)	-	-	176,165	7*
Total	$754,282	$924,298	$(1,384,972)	$-	$-	$293,608	$10

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
November 30, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020.The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco DWA SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$298,973,411	$-	$-	$298,973,411
Money Market Funds	105,955	32,337,292	-	32,443,247
Total Investments	$299,079,366	$32,337,292	$-	$331,416,658
Invesco S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$23,811,924	$-	$-	$23,811,924
Money Market Funds	17,049	3,410,410	-	3,427,459
Total Investments	$23,828,973	$3,410,410	$-	$27,239,383
Invesco S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$35,957,008	$-	$-	$35,957,008
Money Market Funds	4,535	2,246,913	-	2,251,448
Total Investments	$35,961,543	$2,246,913	$-	$38,208,456
Invesco S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,264,403	$-	$-	$19,264,403
Money Market Funds	529	1,207,682	-	1,208,211
Total Investments	$19,264,932	$1,207,682	$-	$20,472,614
Invesco S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,354,143	$-	$-	$25,354,143
Money Market Funds	7,896	625,086	-	632,982
Total Investments	$25,362,039	$625,086	$-	$25,987,125

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$429,978,607	$-	$-	$429,978,607
Money Market Funds	79,736	8,249,703	-	8,329,439
Total Investments	$430,058,343	$8,249,703	$-	$438,308,046
Invesco S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,245,898	$-	$-	$54,245,898
Money Market Funds	16,285	1,483,900	-	1,500,185
Total Investments	$54,262,183	$1,483,900	$-	$55,746,083
Invesco S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$278,901,973	$-	$-	$278,901,973
Money Market Funds	-	5,042,692	-	5,042,692
Total Investments	$278,901,973	$5,042,692	$-	$283,944,665
Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,614,260	$-	$-	$8,614,260
Money Market Funds	3,738	1,347,815	-	1,351,553
Total Investments	$8,617,998	$1,347,815	$-	$9,965,813
Invesco S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,350,527	$-	$-	$19,350,527
Money Market Funds	-	293,608	-	293,608
Total Investments	$19,350,527	$293,608	$-	$19,644,135
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.